SCHEDULE OF INVESTMENTS (000)*

June 30, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

China — 2.9%

Baidu Inc. ADR[1]	980,640	$117,569

Beijing Capital International Airport Co.Ltd., Class H	39,332,000	24,615

		142,184

Finland — 0.2%

Wartsila OYJ Abp	1,079,220	8,952

France — 10.1%

Air France-KLM[1]	6,554,205	29,770

Airbus SE [1]	764,878	54,806

ArcelorMittal S.A.[1]	2,275,239	24,099

BNP Paribas SA1	2,889,521	115,447

Carrefour SA	3,182,722	49,357

Danone SA	980,515	68,060

Sanofi-Aventis SA	517,472	52,774

Total SA	1,862,400	71,811

Valeo S.A.	64,640	1,696

Vinci S.A.	251,389	23,310

		491,130

Germany — 19.2%

Allianz SE	302,188	61,750

BASF SE	3,181,201	178,685

Bayer AG	1,280,233	94,895

Deutsche Post AG1	3,222,259	118,320

Infineon Technologies AG	4,878,424	114,312

Linde PLC	404,514	85,673

RWE AG	823,659	28,834

SAP SE	757,033	105,825

Siemens AG	1,274,837	150,350

		938,644

Indonesia — 0.2%

Bank Mandiri Persero	23,140,300	8,035

Ireland — 2.1%

Ryanair Holdings PLC ADR[1]	1,568,620	104,062

Italy — 4.5%

Enel SpA	4,313,439	37,305

UniCredit SpA[1]	19,873,636	183,417

		220,722

Japan — 9.4%

Fanuc Corp.	753,200	135,026

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SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)

Komatsu Ltd.	1,419,700	$29,076

Murata Manufacturing Co. Ltd.	1,426,300	84,078

Sompo Holdings Inc.	370,400	12,751

Sumitomo Mitsui Financial Group Inc.	2,384,800	67,303

Takeda Pharmaceutical Co. Ltd.	3,648,200	131,073

		459,307

Mexico — 0.6%

Grupo Financiero Banorte SAB de CV, Class[1]	8,871,160	30,696

Netherlands — 4.5%

Akzo Nobel NV	1,145,596	102,921

ING Groep NV1	16,521,224	115,167

		218,088

South Korea — 4.0%

Samsung Electronics Co. Ltd.	3,239,242	143,394

SK Telecom Co. Ltd.	287,361	50,609

		194,003

Spain — 4.2%

Aena SME S.A.[1]	232,201	31,055

Amadeus IT Group S.A.	1,058,988	55,599

Banco Bilbao Vizcaya Argentaria S.A.	18,957,929	65,271

CaixaBank SA	24,472,946	52,354

		204,279

Sweden — 1.0%

Swedbank AB1	1,329,935	17,078

Volvo AB, Class B1	1,930,448	30,375

		47,453

Switzerland — 9.7%

ABB Ltd.	7,044,607	159,793

Cie Financiere Richemont SA	1,701,464	109,745

Novartis AG	1,637,354	142,648

Roche Holding AG	180,838	62,651

		474,837

United Kingdom — 20.3%

AstraZeneca PLC	575,447	59,889

Aviva PLC	20,657,199	70,015

Balfour Beatty PLC[1]	14,917,570	48,026

Barclays PLC	83,153,380	117,312

BP PLC	17,386,498	66,608

British American Tobacco PLC	3,288,203	126,111

2

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)

Coca-Cola European Partners PLC	759,890	$28,694

Compass Group PLC	3,648,161	50,193

International Consolidated Airlines Group S.A.	5,879,373	16,216

Johnson Matthey PLC	1,014,440	26,420

Micro Focus International PLC	3,614,968	19,286

Prudential PLC	5,146,030	77,540

RELX PLC	3,435,659	79,521

Rolls-Royce Group PLC[1]	25,907,637	91,470

Vodafone Group PLC	56,950,272	90,537

WH Smith PLC	1,710,958	23,294

		991,132

Total Common Stock

(Cost $5,080,050) — 92.9%		4,533,524

PREFERRED STOCK

Germany — 4.5%

Volkswagen AG‡	1,441,926	219,172

Total Preferred Stock

(Cost $227,398) — 4.5%		219,172

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.090% **	114,427,880	114,428

Total Short-Term Investment

(Cost $114,428) — 2.3%		114,428

Total Investments — 99.7%

(Cost $5,421,876)		4,867,124

Other Assets in Excess of Liabilities — 0.3%		12,450

Net Assets — 100.0%		$4,879,574

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
‡	There is currently no rate available.
1	Non-income producing security.

ADR American Depositary Receipt

3

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$117,569	$24,615	$—	$142,184
Finland	—	8,952	—	8,952
France	1,696	489,434	—	491,130
Germany	—	938,644	—	938,644
Indonesia	—	8,035	—	8,035
Ireland	104,062	—	—	104,062
Italy	—	220,722	—	220,722
Japan	—	459,307	—	459,307
Mexico	30,696	—	—	30,696
Netherlands	—	218,088	—	218,088
South Korea	—	194,003	—	194,003
Spain	—	204,279	—	204,279
Sweden	—	47,453	—	47,453
Switzerland	—	474,837	—	474,837
United Kingdom	28,694	962,438	—	991,132

Total Common Stock	282,717	4,250,807	—	4,533,524

Preferred Stock	—	219,172	—	219,172

Short-Term Investment	114,428	—	—	114,428

Total Investments in Securities	$397,145	$4,469,979	$—	$4,867,124

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3200

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